ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING express VARIABLE ANNUITY

Supplement Dated December 17, 2013 to the Contract Prospectus
dated April 29, 2011, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and any subsequent supplements thereto. Please read it carefully and keep it with your Contract Prospectus for future reference.

Please Note: The following information only affects you if you currently invest in or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding ING PIMCO High Yield Portfolio

Effective on or about the close of business February 4, 2014, the following fund name change, subadviser change and investment objective change will occur:

The ING PIMCO High Yield Portfolio will:
· Change its name ING High Yield Portfolio;
· Change its subadviser to ING Investment Management Co. LLC; and
·	Change its investment objective to “Seeks to provide investors with a high level of current income and total return.

Important Information Regarding ING JPMorgan Mid Cap Value Portfolio

Effective on the close of business February 7, 2014, the ING JPMorgan Mid Cap Value Portfolio (Class ADV)
will be closed to new investments.

Information in your contract Prospectus regarding the funds referenced above is changed accordingly.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:
ING U.S. Customer Service Center
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.129091-13GWB	December 2013